Income Taxes - Schedule of Effective Income Tax Rate (Details) (OWP Ventures, Inc.) - OWP Ventures, Inc. [Member]	9 Months Ended
Dec. 31, 2018
Federal statutory income tax rate	21.00%
State income taxes	0.00%
Change in valuation allowance	(21.00%)
Net effective income tax rate	0.00%